SIMPSON THACHER & BARTLETT LLP

900 G Street, N.W.

Washington, D.C. 20001

July 22, 2020

Re:                             First Eagle Credit Opportunities Fund (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of First Eagle Credit Opportunities Fund (the “Fund”), we hereby submit for filing via direct electronic transmission the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended.

Any questions or communications regarding this filing should be directed to Rajib Chanda at rajib.chanda@stblaw.com or (202) 636-5543 or Christopher Healey at christopher.healey@stblaw.com or (202) 636-5879.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP